Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other non-current assets:
Prepaid expenses	$ 8,684	$ 2,939
Inventories	792	2,077
Others	6,189	38,646
Other current assets	32,013	47,882
Lease and operate agreement, net pre-commissioning contractual cash flows, current assets	0	31,600
Hilli Common Units
Other non-current assets:
Dividends payable, amount waived		2,400
Gas
Other non-current assets:
Derivative instruments	9,478	0
Oil
Other non-current assets:
Derivative instruments	3,248	0
Money market deposits and bank accounts
Other non-current assets:
Interest receivable	3,353	2,053
Interest rate swap
Other non-current assets:
Derivative instruments	0	422
Interest receivable	$ 269	$ 1,745